Estimated Annual Amortization Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Expected Amortization Expense [Line Items]
2012	$ 383
2013	333
2014	297
2015	266
2016	$ 236